Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Computer software [member]
Statement [LineItems]
Schedule of Changes in Intangible Assets
Computer software consists of the following:

	2020	2019
Cost:
Balance at January 1,	4,464	4,183
Additions:
Internally developed	397	388
Purchased	4	15
Acquisitions	25	82
Removed from service	(57)	(66)
Disposals of businesses	(60)	(144)
Translation and other, net	(2)	6
Balance at December 31,	4,771	4,464
Accumulated amortization:
Balance at January 1,	(3,564)	(3,275)
Current year amortization	(485)	(449)
Removed from service	57	66
Disposals of businesses	49	94
Translation and other, net	2	-
Balance at December 31,	(3,941)	(3,564)

Carrying amount at December 31:	830	900

Other identifiable intangible assets [member]
Statement [LineItems]
Schedule of Changes in Intangible Assets

	Indefinite Useful Life	Finite Useful Life

	Trade Names	Trade Names	Customer Relationships	Databases and Content	Other	Total
Cost:
December 31, 2018	2,646	153	1,595	669	741	5,804
Acquisitions	-	40	268	1	-	309
Disposals of businesses	-	(28)	(72)	(18)	-	(118)
Translation and other, net	-	1	19	(13)	5	12
December 31, 2019	2,646	166	1,810	639	746	6,007
Acquisitions	-	2	21	-	-	23
Removed from service	-	(18)	-	-	(12)	(30)
Translation and other, net	-	(3)	13	1	9	20
December 31, 2020	2,646	147	1,844	640	743	6,020

Accumulated amortization:
December 31, 2018	-	(146)	(1,122)	(514)	(698)	(2,480)
Current year amortization	-	(5)	(66)	(22)	(21)	(114)
Disposals of businesses	-	28	72	18	-	118
Translation and other, net	-	-	(9)	(2)	(2)	(13)
December 31, 2019	-	(123)	(1,125)	(520)	(721)	(2,489)
Current year amortization	-	(10)	(81)	(21)	(11)	(123)
Removed from service	-	18	-	-	12	30
Translation and other, net	-	(2)	2	(1)	(10)	(11)
December 31, 2020	-	(117)	(1,204)	(542)	(730)	(2,593)
Carrying amount:
December 31, 2019	2,646	43	685	119	25	3,518
December 31, 2020	2,646	30	640	98	13	3,427